LETTER FROM THE PRESIDENT



Dear Fellow Touchstone Contract Owner:

As evidenced by the performance reflected in this semi-annual report, a robust domestic economy and healing economies abroad marked the first six months of 1999. Among the forces influencing the investment climate were modest price inflation overall, strong corporate earnings, continued consumer confidence and accelerating recoveries in many regions of the world, despite rising oil prices. Expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury bond downward and were fulfilled by a hike in the federal funds rate of 1/4 of 1 percent on June 30.

Historical trends show that the performance of investment sectors and styles runs in cycles. The cycles of different sector and style classes often move in opposite directions and alternately lead and lag one another. When one is up, the other is flat or down, and vice versa. We require that our managers possess the experience to stay the course through these cycles and the expertise to take advantage of the various opportunities presented over the course of these cycles. In the first six months of 1999, some sectors and styles that lagged in 1998 have exhibited a resurgence in performance and a subsequent return to favor. Small capitalization stocks and value stocks have been among the leading examples. The performance of a number of Touchstone's investment options reflect that rebound. Please see the following pages for details.

ENHANCED INVESTMENT OPTIONS

Because we feel strongly that a wise investor needs to maintain a good mix of differing styles of funds, we were proud to introduce 10 new investment options to our Touchstone variable annuity products effective May 17. The managers of these new options from AIM Advisors, Inc., Fred Alger Management, Inc., MFS(R) Investment Management, Pacific Investment Management Co., Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. offer you a wider array of choices and additional opportunity for diversification within your Touchstone contract.* Please call Touchstone at 800.669.2796 to confirm the availability of these options in your state. As always, please read a current prospectus carefully before investing or sending money.

YEAR 2000 READINESS

We have now passed the mid-point of 1999. We are confident that January 1, 2000, will be like any other day when it comes to providing Touchstone contract owners prompt and reliable service. We are taking every step to assure the readiness of our computer systems for Year 2000. Even though we don't expect any problems, as is our usual practice, we will have backup of all critical information on December 31, 1999.

I'd like to take this opportunity to thank you for your investment in Touchstone Variable Annuities.1 We appreciate your continued confidence and pledge every effort to continue to merit your trust.

Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities

* THIS IS A TWO-PART SEMI-ANNUAL REPORT. FOR THOSE WHO HAVE NOT SELECTED THE AIM, ALGER, MFS, AND PIMCO OPTIONS BUT WOULD LIKE TO RECEIVE FINANCIAL INFORMATION FOR THESE NEW INVESTMENT OPTIONS, PLEASE CALL TOUCHSTONE AT 800.669.2796.

1 TOUCHSTONE VARIABLE ANNUITIES ARE UNDERWRITTEN BY WESTERN-SOUTHERN LIFE ASSURANCE COMPANY, CINCINNATI, OHIO. THE TOUCHSTONE FAMILY OF FUNDS AND VARIABLE ANNUITIES ARE DISTRIBUTED BY TOUCHSTONE SECURITIES, INC., MEMBER NASD AND SIPC. FOR A PROSPECTUS CONTAINING MORE INFORMATION, INCLUDING ALL FEES AND EXPENSES, CALL 800.669.2796. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

NOTES

WESTERN-SOUTHERN LIFE ASSURANCE
COMPANY SEPARATE ACCOUNT 1

STATEMENT OF NET ASSETS
                                                       JUNE 30, 1999 (UNAUDITED)

ASSETS:
   Investments at current market value:
   AIM Variable Insurance Funds, Inc.
      AIM V.I. Growth Fund                                         ( 167,262 shares, cost $ 4,442,126  )            $4,669,956
      AIM V.I. Government Securities Fund                          (  30,516 shares, cost $   332,994  )               334,154
   The Alger American Fund
      Alger American Small Capitalization Portfolio                (   6,382 shares, cost $   257,653  )               278,145
      Alger American Growth Portfolio                              ( 122,166 shares, cost $ 6,402,708  )             6,821,726
   MFS Variable Insurance Trust
      MFS VIT Emerging Growth Series                               (  40,683 shares, cost $   944,342  )               985,336
      MFS VIT Growth with Income Series                            ( 146,774 shares, cost $ 3,027,820  )             3,102,796
   PIMCO Variable Insurance Trust
      PIMCO Long-Term U.S. Gov't. Bond Portfolio                   (  97,333 shares, cost $   942,993  )               942,187
   Touchstone Variable Series Trust
      Touchstone Small Cap Value Fund                              (   6,297 shares, cost $    63,575  )                67,439
      Touchstone Emerging Growth Fund                              (1,575,722 shares, cost $24,334,273 )            27,843,016
      Touchstone International Equity Fund                         (1,823,168 shares, cost $24,130,849 )            25,797,825
      Touchstone Income Opportunity Fund                           (3,233,263 shares, cost $34,313,915 )            27,870,723
      Touchstone High Yield Fund                                   (  66,519 shares, cost $   655,871  )               653,886
      Touchstone Value Plus Fund                                   ( 682,107 shares, cost $ 7,066,480  )
      Touchstone Growth & Income Fund                              (4,896,400 shares, cost $51,277,194 )            57,238,921
      Touchstone Enhanced 30 Fund                                  (  56,064 shares, cost $   546,944  )               569,605
      Touchstone Balanced Fund                                     (2,499,566 shares, cost $36,103,110 )            37,343,513
      Touchstone Bond Fund                                         (2,439,191 shares, cost $24,834,841 )            24,294,340
      Touchstone Standby Income Fund                               (2,222,823 shares, cost $22,227,257 )            22,161,548
------------------------------------------------------------------------------------------------------------------------------
            Total Invested Assets                                                                                  248,689,745
            Accounts Receivable                                                                                          2,646
------------------------------------------------------------------------------------------------------------------------------
                         Total net assets                                                                         $248,692,391
==============================================================================================================================
NET ASSETS:
   Variable annuity contracts                                                                                     $248,688,752
   Retained in the variable account by Western-Southern Life Assurance Company                                           3,639
------------------------------------------------------------------------------------------------------------------------------
                         Total net assets                                                                         $248,692,391
==============================================================================================================================

3

The accompanying notes are an integral part of the financial statements.

Western-Southern Life Assurance
Company Separate Account 1


Statement of Operations and Changes in Net Assets
For the period from January 1, 1999 to June 30, 1999 (unaudited)
                                                                           Alger                         MFS
                                                                          AIM V.I.       American        Alger       VIT
                                                            AIM V.I.      Government      Small         American    Emerging
                                                              Growth      Securities   Capitalization    Growth      Growth
                                               Total        Sub-Account   Sub-Account    Sub-Account   Sub-Account  Sub-Account
Income:
      Dividends and capital gains           $  1,323,525    $     --       $    --        $    --       $     --     $    --
      Miscellaneous income (loss)                 11,794      (3,858)          112            109         (1,701)       (667)
Expenses:
      Mortality and expense risk, and
        administrative charge                  1,554,498       4,085           241            215          7,571         691
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)              (219,179)     (7,943)         (129)          (106)        (9,272)     (1,358)
----------------------------------------------------------------------------------------------------------------------------
      Net change in unrealized
        appreciation (depreciation)
        on investments                        12,901,199     227,830         1,159         20,492        419,018      40,994
      Realized gain (loss) on investments        977,439          --           (21)             3         (4,795)      (122)
----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized
        gain (loss) on investments            13,878,638     227,830         1,138         20,495        414,223      40,872
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from operations      13,659,459     219,887         1,009         20,389        404,951      39,514
----------------------------------------------------------------------------------------------------------------------------
Contract owners activity:
      Payments received from contract
      owners                                  24,358,090      65,590           353         11,577         39,018      46,830
      Net transfers between sub-accounts
      and/or fixed account                     6,744,054   4,396,909       333,002        246,243      6,557,624     899,957
      Withdrawals and surrenders             (18,771,195)    (12,239)         (204)           (58)      (179,246)       (955)
      Contract maintenance charge                (81,708)       (219)           (9)            (4)          (648)        (24)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
       contract activity                      12,249,241   4,450,041       333,142        257,758      6,416,748     945,808
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         25,908,700   4,669,928       334,151        278,147      6,821,699     985,322
Net assets, at beginning of period           222,783,691          --            --             --             --          --
----------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period                $248,692,391  $4,669,928      $334,151       $278,147     $6,821,699    $985,322
============================================================================================================================

4

                                           MFS            PIMCO
                                           VIT          Long-Term     Touchstone   Touchstone    Touchstone    Touchstone
                                         Growth       U.S. Government  Small Cap     Emerging   International     Income
                                       with Income         Bond          Value       Growth        Equity      Opportunity
                                       Sub-Account     Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
Income:
      Dividends and capital gains       $     --        $  2,727      $     --       $     --    $      --     $   534,729
      Miscellaneous income (loss)             896             34           (63)         6,300        3,127           3,765
Expenses:
      Mortality and expense risk, and
        administrative charge               3,574            658            42        178,212      175,055         202,820
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)         (2,678)         2,103          (105)      (171,912)    (171,928)        335,674
----------------------------------------------------------------------------------------------------------------------------
      Net change in unrealized
        appreciation (depreciation)
        on investments                     74,976           (806)        3,864      2,816,387     (177,680)      1,647,127
      Realized gain (loss) on investments  (1,238)            (4)           --      1,100,313      503,394      (1,922,678)
----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized
        gain (loss) on investments         73,738           (810)        3,864      3,916,700      325,714        (275,551)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from operations   71,060          1,293         3,759      3,744,788      153,786          60,123
----------------------------------------------------------------------------------------------------------------------------
Contract owners activity:
      Payments received from contract
        owners                         24,358,090         41,241           376      2,107,404    2,095,142       2,827,714
      Net transfers between sub-accounts
        and/or fixed account            3,131,506        902,410        63,347     (2,925,819)    (380,586)     (4,344,869)
      Withdrawals and surrenders         (151,977)        (2,747)          (45)    (2,448,222)  (2,000,225)     (2,085,932)
      Contract maintenance charge            (186)           (13)           --        (10,985)      (9,246)        (11,054)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
        contract activity               3,031,794         940,891       63,678     (3,277,622)    (294,915)     (3,614,141)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets   3,102,854         942,184       67,437        467,166     (141,129)     (3,554,018)
Net assets, at beginning of period             --              --           --     27,375,814   25,938,804      31,424,661
----------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period            $3,102,854       $942,184      $67,437    $27,842,980  $25,797,675     $27,870,643
============================================================================================================================
                                                              Touchstone                                         Touchstone
                                   Touchstone   Touchstone    Growth &    Touchstone    Touchstone  Touchstone   Standby
                                   High Yield   Value Plus    Income      Enhanced 30   Balanced    Bond         Income
                                   Sub-Account  Sub-Account   Sub-Account Sub-Account   Sub-Account Sub-Account  Sub-Account
Income:
      Dividends and capital gains     $    --    $      --   $       --    $    --       $     --   $   218,816  $  567,253
      Miscellaneous income (loss)         (25)       4,510          109        126            434           541      (1,955)
Expenses:
      Mortality and expense risk, and
        administrative charge             560       37,229      378,805        503        257,564       168,167     138,506
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)       (585)     (32,719)    (378,696)      (377)      (257,130)       51,190     426,792
----------------------------------------------------------------------------------------------------------------------------
      Net change in unrealized
        appreciation (depreciation)
        on investments                 (1,985)     428,746    5,961,726     22,661      2,032,120      (540,502)    (74,928)
      Realized gain (loss) on investments  (2)     257,949      526,003          1        594,910       (69,621)     (6,653)
----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized
        gain (loss) on investments     (1,987)     686,695    6,487,729     22,662      2,627,030      (610,123)    (81,581)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting
        from operations                (2,572)     653,976    6,109,033     22,285      2,369,900      (558,933)    345,211
----------------------------------------------------------------------------------------------------------------------------
Contract owners activity:
      Payments received from contract
        owners                     24,358,090    1,678,949    5,038,432      7,218      4,067,575     3,376,942   2,900,396
      Net transfers between sub-accounts
        and/or fixed account          656,898    3,355,154   (3,884,502)   546,035     (3,228,482)     (973,555)  1,392,782
      Withdrawals and surrenders       (1,322)    (374,904)  (4,466,900)    (5,970)    (3,234,312)   (1,602,927) (2,203,010)
      Contract maintenance charge          (1)      (1,712)     (22,836)       (31)       (13,068)       (6,928)     (4,744)
      Net increase (decrease) from
        contract activity             656,457    4,657,487   (3,335,806)   547,252     (2,408,287)      793,532   2,085,424
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets 653,885    5,311,463    2,773,227    569,537        (38,387)      234,599   2,430,635
Net assets, at beginning of period         --    2,403,142   54,465,458         --     37,381,794    24,059,710  19,734,308
----------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period         $653,885   $7,714,605  $57,238,685   $569,537    $37,343,407   $24,294,309 $22,164,943
============================================================================================================================

                                                        Touchstone    Touchstone     Touchstone                    Touchstone
                                                         Emerging    International     Income        Touchstone    Growth &
                                                          Growth        Equity        Opportunity     Value Plus    Income
                                            Total       Sub-Account   Sub-Account     Sub-Account     Sub-Account   Sub-Account
Income:
      Dividends and capital gains        $  7,790,557  $   949,247    $   855,477    $ 3,182,093      $    6,117            --
      Miscellaneous income (loss)              38,997       (2,563)        12,273         10,204           1,075   $    (2,166)
Expenses:
      Mortality and expense risk, and
        administrative charge               2,427,007      293,715        282,611        397,116          10,259       582,000
------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)          5,402,547      652,969        585,139      2,795,181          (3,067)     (584,166)
------------------------------------------------------------------------------------------------------------------------------
      Net change in unrealized
        appreciation (depreciation)
        on investments                     (3,978,283)    (776,947)     1,667,350     (7,057,484)        219,404     1,880,378
      Realized gain (loss) on investments     342,534      431,014        410,552       (659,377)       (216,120)           --
------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized
        gain (loss) on investments         (3,635,749)    (345,933)     2,077,902     (7,716,861)          3,284     1,880,378
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from operations    1,766,798      307,036      2,663,041     (4,921,680)            217     1,296,212
------------------------------------------------------------------------------------------------------------------------------
Contract owners activity:
      Payments received from contract
        owners                            115,835,531   12,397,017     11,156,959     18,716,854         900,471    27,198,189
      Net transfers between sub-accounts
        and/or fixed account                1,426,873    1,374,341        871,994     (2,260,691)      1,574,297     2,696,317
      Withdrawals and surrenders          (16,702,244)  (2,261,213)    (1,887,141)    (2,651,298)        (71,597)   (4,484,468)
      Contract maintenance charge             (91,368)     (12,823)       (11,413)       (16,220)           (246)      (24,273)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
        contract activity                 100,468,792   11,497,322     10,130,399     13,788,645       2,402,925    25,385,765
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets     102,235,590   11,804,358     12,793,440      8,866,965       2,403,142    26,681,977
Net assets, at beginning of period        120,548,101   15,571,456     13,145,364     22,557,696              --    27,783,481
------------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period             $222,783,691  $27,375,814    $25,938,804    $31,424,661      $2,403,142   $54,465,458
==============================================================================================================================

4

For the period January 1, 1998 to December 31, 1998
                                                                       Touchstone
                                             Touchstone    Touchstone  Standby
                                             Balanced      Bond        Income
                                             Sub-Account   Sub-Account Sub-Account
Income:
      Dividends and capital gains            $ 1,889,245          --   $   908,378
      Miscellaneous income (loss)                 10,320    $     746        9,108
Expenses:
      Mortality and expense risk, and
        administrative charge                    400,076      237,929      223,301
-------------------------------------------------------------------------------------
      Net investment income (loss)             1,499,489     (237,183)     694,185
-------------------------------------------------------------------------------------
      Net change in unrealized
        appreciation (depreciation)
        on investments                        (1,248,671)   1,318,608       19,079
      Realized gain (loss) on investments        377,228           --         (763)
-------------------------------------------------------------------------------------
      Net realized and unrealized
        gain (loss) on investments              (871,443)   1,318,608       18,316
-------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from operations         628,046    1,081,425      712,501
-------------------------------------------------------------------------------------
Contract owners activity:
      Payments received from contract
        owners                                19,309,239   11,285,726   14,871,076
      Net transfers between sub-accounts
        and/or fixed account                   1,500,884    1,592,079   (5,922,348)
      Withdrawals and surrenders              (2,649,241)  (1,258,041)  (1,439,245)
      Contract maintenance charge                (14,359)      (7,358)      (4,676)
-------------------------------------------------------------------------------------
      Net increase (decrease) from
        contract activity                     18,146,523   11,612,406    7,504,807
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets         18,774,569   12,693,831    8,217,308
Net assets, at beginning of period            18,607,225   11,365,879   11,517,000
-------------------------------------------------------------------------------------
Net assets, at end of period                 $37,381,794  $24,059,710  $19,734,308
=====================================================================================


The accompanying notes are an integral part of the financial statements.

5

Supplementary Information
Touchstone Gold Variable Annuity
(Selected data for an accumulation unit outstanding for each period)
                                                                  Alger                          MFS              MFS
                                                 AIM V.I.        American          Alger         VIT              VIT
                                    AIM V.I.     Government        Small         American      Emerging          Growth
                                    Growth       Securities    Capitalization      Growth       Growth         with Income
                                  Sub-Account*  Sub-Account*    Sub-Account*     Sub-Account*  Sub-Account*   Sub-Account*
                                  ----------------------------------------------------------------------------------------
                                    For the       For the        For the          For the       For the         For the
                                    Period        Period         Period            Period        Period         Period
                                     Ended         Ended          Ended            Ended         Ended          Ended
                                    June 30,      June 30,       June 30,         June 30,      June 30,       June 30,
                                      1999          1999           1999             1999          1999           1999
      Investment income            $      --    $      --      $      --        $      --      $      --      $      --
      Expenses                      0.015900      0.016043      0.016328         0.015873       0.016176       0.016160
------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) (0.015900)    (0.016043)    (0.016328)       (0.015873)     (0.016176)     (0.016160)
      Net realized and
        unrealized gain (loss)
        on investments              0.397607     (0.063535)     0.872046         0.538681       0.561704       0.301674
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value          0.381707     (0.079578)     0.855718         0.522808       0.545528       0.285514
      Beginning of period          10.000000     10.000000     10.000000        10.000000      10.000000      10.000000
-----------------------------------------------------------------------------------------------------------------------
      End of period               $10.381707    $ 9.920422    $10.855718       $10.522808     $10.545528     $10.285514
=======================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)       0.17%        0.14%          0.15%            0.22%          0.14%          0.23%

      Ratio of net investment
        income (loss) to
        average net assets (%)         (0.34)%      (0.08)%        (0.08)%          (0.27)%        (0.28)%        (0.17)%


6

                                    PIMCO
                                  Long-Term
                                      U.S.     Touchstone
                                  Government   Small Cap
                                     Bond         Value
                                  Sub-Account* Sub-Account*              Touchstone Emerging Growth Fund Sub-Account
                                  ------------ ------------   --------------------------------------------------------------------
                                     For the      For the       For the                                                For the
                                     Period       Period        Period      For the       For the        For the        Period
                                      Ended        Ended         Ended      Year Ended    Year Ended    Year Ended       Ended
                                     June 30,     June 30,      June 30,    December 31,  December 31,  December 31,  December 31,
                                       1999         1999          1999        1998          1997            1996         1995
      Investment income            $ 0.065803   $      --     $      --    $ 0.599473     $ 0.914814    $ 0.334587    $ 0.786333
      Expenses                       0.016030     0.016235      0.115248     0.222097       0.197048      0.165347      0.123840
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)   0.049773    (0.016235)    (0.115248)    0.377376       0.717766      0.169240      0.662493
      Net realized and
        unrealized gain (loss)
        on investments              (0.142751)    0.519884      2.613462    (0.055459)      3.369931      0.961438      1.024676
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value          (0.092978)    0.503649      2.498214     0.321917       4.087697      1.130678      1.687169
      Beginning of period           10.000000    10.000000     17.227461    16.905544      12.817847     11.687169     10.000000
--------------------------------------------------------------------------------------------------------------------------------
      End of period                $ 9.907022   $10.503649    $19.725675   $17.227461     $16.905544    $12.817847    $11.687169
================================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)        0.14%        0.12%         0.65%        1.37%          1.32%         0.96%         0.58%

      Ratio of net investment
        income (loss) to
        average net assets (%)           0.45%        (0.31)%      (0.62)%       3.04%          7.70%         4.00%        12.54%

                                                    Touchstone International Equity Sub-Account
                                   -----------------------------------------------------------------------
                                    For the                                                    For the
                                    Period       For the         For the        For the         Period
                                     Ended      Year Ended      Year Ended     Year Ended        Ended
                                   June 30,     December 31,    December 31,   December 31,   December 31,
                                      1999         1998             1997           1996          1995

      Investment income            $      --    $ 0.549363      $ 0.759815    $ 0.083236      $ 0.033593
      Expenses                      0.108872      0.212322        0.179407      0.159808        0.123076
--------------------------------------------------------------------------------------------------------
      Net investment income (loss) (0.108872)     0.337041        0.580408     (0.076572)      (0.089483)
      Net realized and
        unrealized gain (loss)
        on investments              0.223278      2.265021        1.053431      1.196627        1.320313
--------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value          0.114406      2.602062        1.633839      1.120055        1.230830
      Beginning of period          16.586786     13.984724       12.350885     11.230830       10.000000
--------------------------------------------------------------------------------------------------------
      End of period               $16.701192    $16.586786      $13.984724    $12.350885      $11.230830
========================================================================================================
Ratios
      Ratio of operating expense
        to average net assets (%)       0.68%         1.45%         1.33%           0.98%           0.66%

      Ratio of net investment
        income (loss) to
        average net assets (%)         (0.66)%        2.99%         7.43%           0.18%           0.06%


*    Calculation of the AIM V. I. Growth, AIM V. I. Government Securities, Alger
     American Small Capitalization, Alger American Growth, MFS VIT Emerging
     Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond,
     Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced
     30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.


7





Western-Southern Life Assurance
Company Separate Account 1

Supplementary Information
Touchstone Gold Variable Annuity
(Selected data for an accumulation unit outstanding for each period)
                                                                                                                        Touchstone
                                                                                                                        High Yield
                                                                      Touchstone Income Opportunity Sub-Account         Sub-Account*
                                                          -----------------------------------------------------------  -------------
                                                          For the                                            For the     For the
                                                          Period      For the       For the     For the      Period      Period
                                                          Ended       Year Ended    Year Ended  Year Ended   Ended       Ended
                                                          June 30,    December 31,  December 31,December 31, December 31,June 30,
                                                          1999        1998          1997        1996         1995        1999

      Investment income                                   $0.260502   $ 1.719380    $ 2.211330  $ 1.961352   $ 1.546728  $       --
      Expenses                                             0.100524     0.222766      0.227065    0.189796     0.127882    0.016064
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                         0.159978     1.496614      1.984265    1.771556     1.418846   (0.016064)
      Net realized and
        unrealized gain (loss)
        on investments                                    (0.117109)  (3.848938)     (0.310492)   1.440778     1.096297   (0.090670)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value                                 0.042869   (2.352324)      1.673773    3.212334     2.515143   (0.106734)
      Beginning of period                                 15.048926   17.401250      15.727477   12.515143    10.000000   10.000000
------------------------------------------------------------------------------------------------------------------------------------
      End of period                                      $15.091795  $15.048926     $17.401250  $15.727477   $12.515143  $ 9.893266
====================================================================================================================================
Ratios
      Ratio of operating expense
        to average net assets (%)                              0.68%       1.47%          1.29%       0.81%        0.68%       0.17%

      Ratio of net investment
        income (loss) to
        average net assets (%)                                 1.13%       10.36%        13.57%      12.28%       6.77%      (0.18)%


                                                         Touchstone Value Plus
                                                              Sub-Account**
                                                         ----------------------
                                                          For the     For the
                                                          Period      Period
                                                          Ended       Ended
                                                          June 30,    December 31,
                                                          1999        1998

      Investment income                                  $      --    $ 0.029295
      Expenses                                            0.070465      0.084536
---------------------------------------------------------------------------------
      Net investment income (loss)                       (0.070465)    (0.055241)
      Net realized and
        unrealized gain (loss)
        on investments                                    1.119386      0.175164
---------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value                                1.048921      0.119923
      Beginning of period                                10.119923     10.000000
---------------------------------------------------------------------------------
      End of period                                     $11.168844    $10.119923
================================================================================
Ratios
      Ratio of operating expense
        to average net assets (%)                             0.74%         0.85%

      Ratio of net investment
        income (loss) to
        average net assets (%)                               (0.65)%       (0.26)%



                                                                                                                        Touchstone
                                                                                                                       Enhanced 30
                                                          Touchstone Growth & Income Sub-Account                       Sub-Account*
                                                         ------------------------------------------------------------  -------------
                                                          For the                                            For the     For the
                                                          Period      For the       For the     For the      Period      Period
                                                          Ended       Year Ended    Year Ended  Year Ended   Ended       Ended
                                                          June 30,    December 31,  December 31,December 31, December 31,June 30,
                                                          1999        1998          1997        1996         1995        1999

      Investment income                                   $      --   $      --     $      --   $      --    $      --   $      --
      Expenses                                            0.122378    0.234781      0.204446    0.181541     0.126716    0.015950
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                       (0.122378)  (0.234781)    (0.204446)  (0.181541)   (0.126716)  (0.015950)
      Net realized and
        unrealized gain (loss)
        on investments                                    2.098126    1.242981      2.792923    1.852780     2.616955    0.293151
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value                                1.975748    1.008200      2.588477    1.671239     2.490239    0.277201
      Beginning of period                                17.758155   16.749955     14.161478   12.490239    10.000000   10.000000
------------------------------------------------------------------------------------------------------------------------------------
      End of period                                     $19.733903  $17.758155    $16.749955  $14.161478   $12.490239  $10.277201
====================================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)                             0.68%       1.42%         1.21%       0.94%        0.63%       0.18%

      Ratio of net investment
        income (loss) to
        average net assets (%)                               (0.68)%     (1.42)%       (1.19)%     (0.74)%      (0.61)%     (0.13)%

*    Calculation of the AIM V. I. Growth, AIM V. I. Government Securities, Alger American Small Capitalization, Alger American
     Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond, Touchstone
     Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.
**   Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations

The accompanying notes are an integral part of the financial statements.
8




Supplementary Information
Touchstone Gold Variable Annuity
(Selected data for an accumulation unit outstanding for each period)

                                                                         Touchstone Balanced Sub-Account
                                                         -----------------------------------------------------------------
                                                          For the                                            For the
                                                          Period      For the       For the     For the      Period
                                                          Ended       Year Ended    Year Ended  Year Ended   Ended
                                                          June 30,    December 31,  December 31,December 31, December 31,
                                                          1999        1998          1997        1996         1995

      Investment income                                  $      --   $ 0.899829    $ 1.297872  $ 0.564184   $ 1.121644
      Expenses                                            0.114959     0.222979      0.200630    0.170051     0.127804
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                       (0.114959)    0.676850      1.097242    0.394133     0.993840
      Net realized and
        unrealized gain (loss)
        on investments                                    1.174077    (0.026608)     1.250190    1.425763     0.969002
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value                                1.059118     0.650242      2.347432    1.819896     1.962842
      Beginning of period                                16.780412    16.130170     13.782738   11.962842    10.000000
--------------------------------------------------------------------------------------------------------------------------
      End of period                                     $17.839530   $16.780412    $16.130170  $13.782738   $11.962842
==========================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)                             0.69%        1.43%         1.21%       0.99%        0.67%

      Ratio of net investment
        income (loss) to
        average net assets (%)                               (0.69)%       5.36%        11.11%       4.36%       13.90%


                                                                             Touchstone Bond Sub-Account
                                                          ---------------------------------------------------------------
                                                          For the                                            For the
                                                          Period      For the       For the     For the      Period
                                                          Ended       Year Ended    Year Ended  Year Ended   Ended
                                                          June 30,    December 31,  December 31,December 31, December 31,
                                                          1999        1998          1997        1996         1995

      Investment income                                 $ 0.114428   $      --     $      --   $      --    $      --
      Expenses                                            0.085345    0.168619      0.156956    0.149925     0.120569
-------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                        0.029083   (0.168619)    (0.156956)  (0.149925)   (0.120569)
      Net realized and
        unrealized gain (loss)
        on investments                                   (0.305681)   0.991200      0.899266    0.282532     1.383093
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value                               (0.276598)   0.822581      0.742310    0.132607     1.262524
      Beginning of period                                12.960022   12.137441     11.395131   11.262524    10.000000
-------------------------------------------------------------------------------------------------------------------------
      End of period                                     $12.683424  $12.960022    $12.137441  $11.395131   $11.262524
=========================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)                            0.70%       1.34%         1.17%       1.08%        0.75%

      Ratio of net investment
        income (loss) to
        average net assets (%)                               0.21%      (1.34)%       (1.17)%     (1.03)%      (0.75)%


                                                                      Touchstone Standby Income Sub-Account
                                                          --------------------------------------------------------------
                                                          For the                                            For the
                                                          Period      For the       For the     For the      Period
                                                          Ended       Year Ended    Year Ended  Year Ended   Ended
                                                          June 30,    December 31,  December 31,December 31, December 31,
                                                          1999        1998          1997        1996         1995

      Investment income                                 $ 0.319997  $ 0.622007    $ 0.586459  $ 0.546191   $ 0.482206
      Expenses                                            0.077932    0.152566      0.146437    0.141698     0.115186
-------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                        0.242065    0.469441      0.440022    0.404493     0.367020
      Net realized and
        unrealized gain (loss)
        on investments                                   (0.046793)   0.011393     (0.010786)  (0.010269)   (0.049826)
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value                                0.195272    0.480834      0.429236    0.394224     0.317194
      Beginning of period                                11.621488   11.140654     10.711418   10.317194    10.000000
-------------------------------------------------------------------------------------------------------------------------
      End of period                                     $11.816760  $11.621488    $11.140654  $10.711418   $10.317194
=========================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)                             0.66%       1.43%         1.40%       0.97%        0.64%

      Ratio of net investment
        income (loss) to
        average net assets (%)                                2.04%       4.44%         4.26%       2.77%        2.00%


The accompanying notes are an integral part of the financial statements.
9



Supplementary Information
Touchstone Select Variable Annuity Death Benefit Option 1***
(Selected data for an accumulation unit outstanding for each period)
                                                          Alger                          MFS
                                            AIM V.I.      American        Alger          VIT
                               AIM V.I.     Government    Small           American       Emerging
                               Growth       Securities    Capitalization  Growth         Growth
                               Sub-Account* Sub-Account*  Sub-Account*     Sub-Account*  Sub-Account*
                               -----------  -----------   -------------   -------------  -------------
                               For the      For the       For the          For the       For the
                               Period       Period        Period           Period        Period
                               Ended        Ended         Ended            Ended         Ended
                               June 30,     June 30,      June 30,         June 30,      June 30,
                               1999         1999          1999             1999          1999

      Investment income        $      --    $      --     $      --      $      --     $      --
      Expenses                  0.015900     0.016043      0.016328       0.015873      0.016176
-----------------------------------------------------------------------------------------------------
      Net investment income    (0.015900)   (0.016043)    (0.016328)     (0.015873)    (0.016176)
      Net realized and unrealized
        gain (loss) on
        investments             0.397607    (0.063535)     0.872046       0.538681      0.561704
-----------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value      0.381707    (0.079578)     0.855718       0.522808      0.545528
      Beginning of period      10.000000    10.000000     10.000000      10.000000     10.000000
-----------------------------------------------------------------------------------------------------
      End of period            $10.381707   $ 9.920422    $10.855718    $10.522808    $10.545528
=====================================================================================================

      Ratios
      Ratio of operating expense
        to average net assets (%)   0.17%        0.14%         0.15%          0.22%         0.14%

      Ratio of investment income-net
      to average net assets (%)    (0.34)%      (0.08)%       (0.08)%        (0.27)%       (0.28)%


                                            PIMCO
                               MFS          Long-Term
                               VIT          U.S.          Touchstone
                               Growth       Government    Small Cap
                               with Income  Bond          Value       Touchstone Emerging
                               Sub-Account* Sub-Account*  Sub-Account*Growth Sub-Account
                               -----------  ------------  ------------ --------------------
                               For the      For the       For the     For the       For the
                               Period       Period        Period      Period        Period
                               Ended        Ended         Ended       Ended         Ended
                               June 30,     June 30,      June 30,    June 30,      December 31,
                               1999         1999          1999        1999          1998

      Investment income        $      --    $ 0.065803    $      --   $      --     $0.341604
      Expenses                  0.016159      0.016030     0.016235    0.065673      0.106294
---------------------------------------------------------------------------------------------------
      Net investment income    (0.016159)   0.049773      (0.016235)  (0.065673)    0.235310
      Net realized and unrealized
        gain (loss)
        on investments          0.301673   (0.142751)      0.519884    1.489255    (0.418405)
---------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value      0.285514   (0.092978)      0.503649    1.423582    (0.183095)
      Beginning of period      10.000000   10.000000      10.000000    9.816905    10.000000
---------------------------------------------------------------------------------------------------
      End of period           $10.285514  $ 9.907022     $10.503649  $11.240487    $9.816905
===================================================================================================

 Ratios
      Ratio of operating expense
        to average net assets (%)  0.23%        0.14%         0.12%       0.65%        1.37%

      Ratio of investment income-net
      to average net assets (%)   (0.17)%       0.45%        (0.31)%     (0.62)%       3.04%





                                                                                    Touchstone
                               Touchstone International   Touchstone Income         High Yield  TouchstoneValue Plus
                               Equity Sub-Account         Opportunity Sub-Account   Sub-Account* Sub-Account**
                               ------------------------   ----------------------    -----------  ---------------------
                               For the      For the       For the     For the       For the     For the      For the
                               Period       Period        Period      Period        Period      Period       Period
                               Ended        Ended         Ended       Ended         Ended       Ended        Ended
                               June 30,     December 31,  June 30,    December 31,  June 30,    June 30,     December 31,
                               1999         1998          1999        1998          1999        1999         1998

      Investment income       $      --    $ 0.359265    $0.146284   $0.823471     $      --   $      --    $ 0.029295
      Expenses                 0.071199      0.118896     0.056449    0.104235      0.016064    0.070465      0.084535
-------------------------------------------------------------------------------------------------------------------------
      Net investment income   (0.071199)     0.240369     0.089835    0.719236     (0.016064)  (0.070465)    (0.055240)
      Net realized and unrealized
        gain (loss)
        on investments         0.146010      0.606839    (0.065763)  (2.268588)    (0.090670)   1.119386      0.175163
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value      0.074811     0.847208     0.024072   (1.549352)    (0.106734)   1.048921     0.119923
      Beginning of period      10.847208    10.000000     8.450648   10.000000     10.000000   10.119923    10.000000
-------------------------------------------------------------------------------------------------------------------------
      End of period           $10.922019   $10.847208    $8.474720   $8.450648    $ 9.893266  $11.168844   $10.119923
=========================================================================================================================
      Ratios
      Ratio of operating expense
        to average net assets (%)  0.68%         1.45%        0.68%       1.47%         0.17%       0.74%        0.85%

      Ratio of investment income-net
      to average net assets (%)   (0.66)%        2.99%        1.13%      10.36%        (0.18)%     (0.65)%      (0.26)%


                                                          Touchstone
                               Touchstone Growth &        Enhanced 30           Touchstone
                               Income Sub-Account         Sub-Account*     Balanced Sub-Account
                               --------------------       -----------     ---------------------
                               For the      For the       For the         For the       For the
                               Period       Period        Period          Period        Period
                               Ended        Ended         Ended           Ended         Ended
                               June 30,     December 31,  June 30,        June 30,      December 31,
                               1999         1998          1999            1999          1998

      Investment income        $      --    $      --     $      --     $      --      $ 0.540872
      Expenses                  0.068538     0.046866      0.015950       0.069100       0.113337
----------------------------------------------------------------------------------------------------
      Net investment income    (0.068538)   (0.046866)    (0.015950)     (0.069100)      0.427535
      Net realized and unrealized
        gain (loss)
        on investments          1.175064    (0.007649)     0.293151       0.705714      (0.341119)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)
      in net asset value        1.106526    (0.054515)     0.277201       0.636614       0.086416
      Beginning of period       9.945485    10.000000     10.000000      10.086416      10.000000
----------------------------------------------------------------------------------------------------
      End of period           $11.052011   $ 9.945485    $10.277201     $10.723030     $10.086416
====================================================================================================

 Ratios
      Ratio of operating expense
        to average net assets (%)  0.68%        1.42%         0.18%           0.69%         1.43%

      Ratio of investment income-net
        to average net assets (%) (0.68)%      (1.42)%       (0.13)%         (0.69)%        5.36%



                               Touchstone                 Touchstone Standby
                               Bond Sub-Account           Income Sub-Account
                               ------------------------   -----------------------
                               For the      For the       For the     For the
                               Period       Period        Period      Period
                               Ended        Ended         Ended       Ended
                               June 30,     December 31,  June 30,    December 31,
                               1999         1998          1999        1998

      Investment income      $ 0.093031    $      --     $ 0.285412  $ 0.470157
      Expenses                 0.069387     0.045636       0.069509    0.114820
---------------------------------------------------------------------------------
      Net investment income    0.023644    (0.045636)      0.215903    0.355337
      Net realized and unrealized
        gain (loss)
        on investments        (0.248514)    0.582273      (0.041736)   0.010117
---------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value    (0.224870)    0.536637       0.174167    0.365454
      Beginning of period     10.536637    10.000000      10.365454   10.000000
---------------------------------------------------------------------------------
      End of period          $10.311767   $10.536637     $10.539621  $10.365454
=================================================================================

 Ratios
      Ratio of operating expense
        to average net assets (%)  0.70%        1.34%         0.66%       1.43%

      Ratio of investment income-net
        to average net assets (%)  0.21%       (1.34)%        2.04%       4.44%

*   Calculation of the AIM V. I. Growth, AIM V. I. Government Securities, Alger American Small
    Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income,
    PIMCO Long-Term U. S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and
    Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

**  Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

*** Calculation of the Touchstone Select Variable Annuity Unit Values began March 2, 1998, when the first contract was issued.


The accompanying notes are an integral part of the financial statements.
12

Supplementary Information
Touchstone Select Variable Annuity Death Benefit Option 2***
(Selected data for an accumulation unit outstanding for each period)

                                                          Alger                         MFS          MFS
                                            AIM V.I.      American        Alger         VIT          VIT
                               AIM V.I.     Government    Small           American      Emerging     Growth
                               Growth       Securities    Capitalization  Growth        Growth       with Income
                               Sub-Account* Sub-Account*  Sub-Account*    Sub-Account*  Sub-Account* Sub-Account*
                               ------------ ------------  -----------     -----------  ------------- -------------
                               For the      For the       For the         For the       For the     For the
                               Period       Period        Period          Period        Period      Period
                               Ended        Ended         Ended           Ended         Ended       Ended
                               June 30,     June 30,      June 30,        June 30,      June 30,    June 30,
                               1999         1999          1999            1999          1999        1999

      Investment income        $      --    $      --     $      --     $      --     $      --   $      --
      Expenses                  0.017067     0.017221      0.017526      0.017038      0.017364    0.017346
      Net investment income    (0.017067)   (0.017221)    (0.017526)    (0.017038)    (0.017364)  (0.017346)
-------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized
        gain (loss)
        on investments          0.397540    (0.063534)     0.871955      0.538598      0.561642    0.301639
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value      0.380473    (0.080755)     0.854429      0.521560      0.544278    0.284293
      Beginning of period      10.000000    10.000000     10.000000     10.000000     10.000000   10.000000
-------------------------------------------------------------------------------------------------------------------
      End of period           $10.380473   $ 9.919245    $10.854429    $10.521560    $10.544278  $10.284293
===================================================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%)   0.17%        0.14%        0.15%          0.22%         0.14%       0.23%

      Ratio of investment income-net
        to average net assets (%)  (0.34)%      (0.08)%      (0.08)%        (0.27)%       (0.28)%     (0.17)%


                               PIMCO
                               Long-Term
                               U.S.         Touchstone
                               Government   Small Cap
                               Bond         Value         Touchstone Emerging       Touchstone International
                               Sub-Account* Sub-Account*  Growth Sub-Account        Equity Sub-Account
                               -----------  -----------   ----------------------    ------------------------
                               For the      For the       For the     For the       For the     For the
                               Period       Period        Period      Period        Period      Period
                               Ended        Ended         Ended       Ended         Ended       Ended
                               June 30,     June 30,      June 30,    December 31,  June 30,    December 31,
                               1999         1999          1999        1998          1999        1998

      Investment income      $ 0.065799    $      --     $      --   $0.341323     $      --   $ 0.358972
      Expenses                 0.017207     0.017428      0.070423    0.114060      0.076349     0.127582
------------------------------------------------------------------------------------------------------------
      Net investment income    0.048592    (0.017428)    (0.070423)   0.227263     (0.076349)    0.231390
      Net realized and unrealized
        gain (loss)
        on investments        (0.142749)    0.519828      1.487337   (0.418492)     0.145774     0.606850
------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value    (0.094157)    0.502400      1.416914   (0.191229)     0.069425     0.838240
      Beginning of period     10.000000    10.000000      9.808771   10.000000     10.838240    10.000000
------------------------------------------------------------------------------------------------------------
      End of period          $ 9.905843   $10.502400    $11.225685   $9.808771    $10.907665   $10.838240
============================================================================================================

   Ratios
      Ratio of operating expense
        to average net assets (%)  0.14%        0.12%         0.65%       1.37%         0.68%        1.45%

      Ratio of investment income-net
        to average net assets (%)  0.45%       (0.31)%       (0.62)%      3.04%        (0.66)%       2.99%



                                                          Touchstone
                               Touchstone Income          High Yield     TouchstoneValue Plus
                               Opportunity Sub-Account    Sub-Account*       Sub-Account**
                               ------------------------   -----------   -----------------------
                               For the      For the       For the        For the    For the
                               Period       Period        Period         Period     Period
                               Ended        Ended         Ended          Ended      Ended
                               June 30,     December 31,  June 30,       June 30,   December 31,
                               1999         1998          1999           1999       1998

      Investment income       $0.146146    $0.823085     $      --     $      --     $ 0.029278
      Expenses                 0.060532     0.111851      0.017244      0.075575       0.090718
-------------------------------------------------------------------------------------------------
      Net investment income    0.085614     0.711234     (0.017244)    (0.075575)     (0.061440)
      Net realized and unrealized
        gain (loss)
        on investments        (0.065700)   (2.267594)    (0.090666)     1.118360       0.174696
------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value     0.019914     (1.556360)    (0.107910)    1.042785      0.113256
      Beginning of period      8.443640     10.000000     10.000000    10.113256     10.000000
------------------------------------------------------------------------------------------------
      End of period           $8.463554     $8.443640    $ 9.892090   $11.156041    $10.113256
================================================================================================

   Ratios
      Ratio of operating expense
        to average net assets (%  0.68%          1.47%         0.17%        0.74%         0.85%

      Ratio of investment income-net
      to average net assets (%)   1.13%         10.36%        (0.18)%      (0.65)%       (0.26)%



                                                          Touchstone
                               Touchstone Growth &        Enhanced 30     Touchstone
                               Income Sub-Account         Sub-Account*  Balanced Sub-Account
                               -----------------------    -----------  ---------------------
                               For the      For the       For the     For the       For the
                               Period       Period        Period      Period        Period
                               Ended        Ended         Ended       Ended         Ended
                               June 30,     December 31,  June 30,    June 30,      December 31,
                               1999         1998          1999        1999          1998

      Investment income        $      --    $     --      $      --   $      --     $ 0.540513
      Expenses                  0.073499     0.050305      0.017121    0.074098       0.121617
--------------------------------------------------------------------------------------------------
      Net investment income    (0.073499)   (0.050305)    (0.017121)  (0.074098)      0.418896
      Net realized and unrealized
        gain (loss)
        on investments          1.173767    (0.012003)     0.293103    0.704956      (0.340845)
--------------------------------------------------------------------------------------------------
      Net increase (decrease)
      in net asset value        1.100268    (0.062308)     0.275982    0.630858       0.078051
      Beginning of period       9.937692    10.000000     10.000000   10.078051      10.000000
--------------------------------------------------------------------------------------------------
      End of period           $11.037960   $ 9.937692    $10.275982  $10.708909     $10.078051
==================================================================================================

Ratios
      Ratio of operating expense
      to average net assets (%)     0.68%        1.42%         0.18%       0.69%          1.43%

      Ratio of investment  income-net
      to average net assets (%)    (0.68)%      (1.42)%       (0.13)%     (0.69)%         5.36%



                               Touchstone                 Touchstone Standby
                               Bond Sub-Account           Income Sub-Account
                               -----------------------    -----------------------
                               For the      For the       For the     For the
                               Period       Period        Period      Period
                               Ended        Ended         Ended       Ended
                               June 30,     December 31,  June 30,    December 31,
                               1999         1998          1999        1998

      Investment income      $ 0.092949   $       --    $ 0.285107  $ 0.469961
      Expenses                 0.074411     0.048988      0.074538    0.123207
---------------------------------------------------------------------------------
      Net investment income    0.018538    (0.048988)     0.210569    0.346754
      Net realized and unrealized
        gain (loss)
        on investments        (0.248272)    0.577518     (0.041695)   0.010117
---------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value     (0.229734)   0.528530      0.168874    0.356871
      Beginning of period      10.528530   10.000000     10.356871   10.000000
---------------------------------------------------------------------------------
      End of period           $10.298796  $10.528530    $10.525745  $10.356871
=================================================================================

Ratios
      Ratio of operating expense
      to average net assets (%)     0.70%      1.34%          0.66%       1.43%

      Ratio of investment income-net
      to average net assets (%)     0.21%     (1.34)%         2.04%       4.44%



*     Calculation of the AIM V. I. Growth, AIM V. I. Government Securities, Alger American Small Capitalization,
      Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government
      Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

**    Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

***   Calculation of the Touchstone Select Variable Annuity Unit Values began March 2, 1998, when the first contract was issued.


The accompanying notes are an integral part of the financial statements.
14

Supplementary Information
Touchstone Select Variable Annuity Death Benefit Option 3***
(Selected data for an accumulation unit outstanding for each period)

                                                          Alger                          MFS           MFS
                                            AIM V.I.      American         Alger         VIT           VIT
                               AIM V.I.     Government    Small            American      Emerging      Growth
                               Growth       Securities    Capitalization   Growth        Growth        with Income
                               Sub-Account* Sub-Account*  Sub-Account*     Sub-Account*  Sub-Account*  Sub-Account*
                               ------------ ----------    -------------    -----------   -----------   -------------
                               For the      For the       For the          For the       For the       For the
                               Period       Period        Period           Period        Period        Period
                               Ended        Ended         Ended            Ended         Ended         Ended
                               June 30,     June 30,      June 30,         June 30,      June 30,      June 30,
                               1999         1999          1999             1999          1999          1999

      Investment income        $      --    $      --     $      --        $      --     $      --   $      --
      Expenses                  0.018235     0.018398      0.018725          0.018203      0.018552    0.018533
-------------------------------------------------------------------------------------------------------------------
      Net investment income    (0.018235)   (0.018398)    (0.018725)        (0.018203)    (0.018552)  (0.018533)
      Net realized and unrealized
        gain (loss)
        on investments          0.397475    (0.063538)     0.871867          0.538517      0.561575    0.301603
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value      0.379240    (0.081936)     0.853142          0.520314      0.543023    0.283070
      Beginning of period      10.000000    10.000000     10.000000         10.000000     10.000000   10.000000
-------------------------------------------------------------------------------------------------------------------
      End of period           $10.379240   $ 9.918064    $10.853142        $10.520314    $10.543023  $10.283070
===================================================================================================================
Ratios
      Ratio of operating expense
        to average net assets (%)   0.17%        0.14%         0.15%             0.22%         0.14%       0.23%

      Ratio of investment income-net
        to average net assets (%)  (0.34)%      (0.08)%       (0.08)%           (0.27)%       (0.28)%     (0.17)%

                               PIMCO
                               Long-Term
                               U.S.         Touchstone
                               Government   Small Cap
                               Bond         Value         Touchstone Emerging       Touchstone International
                               Sub-Account* Sub-Account*  Growth Sub-Account        Equity Sub-Account
                               ------------ ------------  ----------------------    ------------------------
                               For the      For the       For the     For the       For the     For the
                               Period       Period        Period      Period        Period      Period
                               Ended        Ended         Ended       Ended         Ended       Ended
                               June 30,     June 30,      June 30,    December 31,  June 30,    December 31,
                               1999         1999          1999        1998          1999        1998

      Investment income        $ 0.065796   $      --     $      --   $0.341044     $      --   $ 0.358677
      Expenses                   0.018384     0.018620      0.075164   0.121821      0.081489     0.136261
------------------------------------------------------------------------------------------------------------
      Net investment income      0.047412    (0.018620)    (0.075164)  0.219223     (0.081489)    0.222416
      Net realized and unrealized
        gain (loss)
        on investments          (0.142745)    0.519775      1.485439  (0.418584)     0.145532     0.606843
------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value      (0.095333)    0.501155      1.410275  (0.199361)     0.064043    0.829259
      Beginning of period       10.000000    10.000000      9.800639  10.000000     10.829259   10.000000
------------------------------------------------------------------------------------------------------------
      End of period            $ 9.904667   $10.501155    $11.210914  $9.800639    $10.893302  $10.829259

Ratios
      Ratio of operating expense
        to average net assets (%)    0.14%        0.12%         0.65%      1.37%         0.68%       1.45%

      Ratio of investment income-net
        to average net assets (%)    0.45%       (0.31)%       (0.62)%     3.04%        (0.66)%      2.99%







                                                          Touchstone
                               Touchstone Income          High Yield   TouchstoneValue Plus
                               Opportunity Sub-Account    Sub-Account* Sub-Account**
                               -------------------------  ----------  ---------------------------
                               For the      For the       For the     For the       For the
                               Period       Period        Period      Period        Period
                               Ended        Ended         Ended       Ended         Ended
                               June 30,     December 31,  June 30,    June 30,      December 31,
                               1999         1998          1999        1999          1998

      Investment income        $0.146008    $0.822700     $      --   $      --     $ 0.029261
      Expenses                  0.064607     0.119462      0.018423    0.080675       0.096897
-------------------------------------------------------------------------------------------------
      Net investment income     0.081401     0.703238     (0.018423)  (0.080675)     (0.067636)
      Net realized and unrealized
        gain (loss)
        on investments         (0.065631)   (2.266601)    (0.090666)   1.117331       0.174236
      Net increase (decrease)
        in net asset value      0.015770    (1.563363)    (0.109089)   1.036656       0.106600
      Beginning of period       8.436637    10.000000     10.000000   10.106600      10.000000
      End of period            $8.452407    $8.436637     $9.890911  $11.143256     $10.106600

Ratios
      Ratio of operating expense
        to average net assets (%)   0.68%        1.47%         0.17%       0.74%          0.85%

      Ratio of investment income-net
        to average net assets (%)   1.13%       10.36%        (0.18)%     (0.65)%        (0.26)%




                                                          Touchstone
                               Touchstone Growth &        Enhanced 30   Touchstone
                               Income Sub-Account         Sub-Account*  Balanced Sub-Account
                               ------------------------   ----------- ---------------------------
                               For the      For the       For the     For the       For the
                               Period       Period        Period      Period        Period
                               Ended        Ended         Ended       Ended         Ended
                               June 30,     December 31,  June 30,    June 30,      December 31,
                               1999         1998          1999        1999          1998

      Investment income       $      --    $      --     $      --   $      --     $ 0.540154
      Expenses                 0.078433     0.053733      0.018292    0.079086       0.129890
------------------------------------------------------------------------------------------------
      Net investment income   (0.078433)   (0.053733)    (0.018292)  (0.079086)      0.410264
      Net realized and unrealized
        gain (loss)
        on investments         1.172233    (0.018474)     0.293053    0.704204      (0.340558)
------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value     1.093800    (0.072207)     0.274761    0.625118       0.069706
      Beginning of period      9.927793    10.000000     10.000000   10.069706      10.000000
-----------------------------------------------------------------------------------------------
      End of period          $11.021593   $ 9.927793    $10.274761  $10.694824     $10.069706
===============================================================================================

Ratios
      Ratio of operating expense
        to average net assets (%) 0.68%         1.42%         0.18%       0.69%          1.43%

      Ratio of investment income-net
      to average net assets (%)  (0.68)%       (1.42)%       (0.13)%     (0.69)%         5.36%



                               Touchstone                 Touchstone Standby
                               Bond Sub-Account           Income Sub-Account
                               ------------------------   -------------------------
                               For the      For the       For the     For the
                               Period       Period        Period      Period
                               Ended        Ended         Ended       Ended
                               June 30,     December 31,  June 30,    December 31,
                               1999         1998          1999        1998

      Investment income       $0.092850    $      --     $ 0.284802  $ 0.469766
      Expenses                 0.079410     0.052327       0.079555    0.131587
-----------------------------------------------------------------------------------
      Net investment income    0.013440    (0.052327)      0.205247    0.338179
      Net realized and unrealized
        gain (loss)
        on investments        (0.247986)    0.570787     (0.041652)    0.010114
-----------------------------------------------------------------------------------
      Net increase (decrease)
        in net asset value    (0.234546)    0.518460      0.163595     0.348293
      Beginning of period     10.518460    10.000000     10.348293    10.000000
-----------------------------------------------------------------------------------
      End of period          $10.283914   $10.518460    $10.511888   $10.348293

Ratios
      Ratio of operating expense
        to average net assets (%)  0.70%        1.34%         0.66%        1.43%

      Ratio of investment income-net
      to average net assets (%)    0.21%       (1.34)%        2.04%        4.44%




*    Calculation of the AIM V. I. Growth, AIM V. I. Government Securities, Alger American Small Capitalization,
     Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond,
     Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

**   Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

***  Calculation of the Touchstone Select Variable Annuity Unit Values began March 2, 1998, when the first contract was issued.

The accompanying notes are an integral part of the financial statements.

  WESTERN-SOUTHERN LIFE ASSURANCE
  COMPANY SEPARATE ACCOUNT 1




  WESTERN-SOUTHERN LIFE ASSURANCE
  COMPANY SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

The Account has eighteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3. CONTRACT CHARGES

Certain deductions for administrative and risk charges are deducted from the contract value in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option 1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option
3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity the contract maintenance charge is $35 for the first ten Contract Years and the lesser of (a) $35 and (b) 0.17% of the Contract Value after the tenth Contract Anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten Contract Years, and if the Contract Value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 and (b) 0.14% of the Contract Value.
18

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

4. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. TAXES
The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period January 1, 1999 to June 30, 1999.

                                                       Purchases                  Sales
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth Fund                             $ 4,442,126                   $    --
   AIM V. I. Government Securities Fund                 343,088                    10,074
THE ALGER AMERICAN FUND
   Alger American Small Capitalization Portfolio        257,852                       203
   Alger American Growth Portfolio                    6,481,444                    73,941
MFS VARIABLE INSURANCE TRUST
   MFS VIT Emerging Growth Series                       952,102                     7,638
   MFS VIT Growth with Income Series                  3,115,908                    86,850
PIMCO VARIABLE INSURANCE TRUST
   PIMCO Long-Term U.S. Government
   Bond Portfolio                                       943,199                       202
TOUCHSTONE VARIABLE SERIES
   Touchstone Small Cap Value Fund                       63,633                        58
   Touchstone Emerging Growth Fund                    1,794,341                 5,243,828
   Touchstone International Equity Fund               2,251,631                 2,718,380
   Touchstone Income Opportunity Fund                 2,477,791                 5,756,213
   Touchstone High Yield Fund                           656,111                       238
   Touchstone Value Plus Fund                         5,895,998                 1,271,206
   Touchstone Growth & Income Fund                   58,818,490                62,532,746
   Touchstone Enhanced 30 Fund                          547,332                       389
   Touchstone Balanced Fund                           3,034,639                 5,699,991
   Touchstone Bond Fund                              28,020,061                27,175,288
   Touchstone Standby Income Fund                     5,720,798                 3,208,974

19

7. UNIT VALUES
The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1999 to June 30, 1999. Eighteen unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.

TOUCHSTONE GOLD VARIABLE ANNUITY

                                                    Transfers
                                                     Between
                 Beginning     Units      Units       Sub-       Ending       Unit            Ending
                   Units     Purchased  Redeemed    Accounts      Units       Value            Value
AIM V.I.Growth*      --         6,592      (1,125)     404,023    409,490   10.381707    $  4,251,204
AIM V.I.Government
Securities*          --          26         (12)       27,322     27,336     9.920422         271,183

Alger American Small
Capitalization*      --         1,114        (3)       20,327     21,438    10.855718         232,724
Alger American
Growth*              --         3,817     (18,354)     605,808    591,271   10.522808       6,221,826

MFS VIT Emerging
Growth*              --         4,533       (31)       75,908     80,410    10.545528         847,969
MFS VIT Growth
with Income*         --         5,146     (15,070)     281,170    271,246   10.285514       2,789,908

PIMCO Long-Term
U.S.Gov't. Bond*     --         4,127       (269)      82,245     86,103     9.907022         853,019

Touchstone Small
Cap Value*           --          28          (2)        4,295      4,321    10.503649          45,386
Touchstone Emerging
Growth            1,527,712    95,648     (141,862)   (145,005)  1,336,493  19.725675      26,363,219
Touchstone
International Equity1,501,239  102,939    (122,585)   (12,146)   1,469,447  16.701192      24,541,512
Touchstone Income
Opportunity       2,018,328    162,622    (137,675)   (268,694)  1,774,581  15.091795      26,781,619
Touchstone
High Yield*          --          79         (129)      60,893     60,843     9.893266         601,935
Touchstone
Value Plus         221,536     145,877    (34,474)     312,910    645,849   11.168844       7,213,390
Touchstone
Growth & Income   2,973,336    238,203    (243,052)   (183,736)  2,784,751  19.733903      54,954,000
Touchstone
Enhanced 30*         --          716        (605)      51,397     51,508    10.277201         529,355
Touchstone
Balanced          2,142,449    208,215    (186,274)   (169,435)  1,994,955  17.839530      35,589,052
Touchstone
Bond              1,764,079    238,276    (120,598)   (74,097)   1,807,660  12.683424      22,927,313
Touchstone Standby
Income            1,653,441    235,895    (188,737)    123,457   1,824,056  11.816760      21,554,435
                                                                                          ------------
Total -Touchstone Gold Variable Annuity                                                   236,569,049
                                                                                          ============

*  Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American
   Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond, Touchstone Small
   Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

20

TOUCHSTONE SELECT VARIABLE ANNUITY-DEATH BENEFIT OPTION 1

                                                           Transfers
                                                             Between
                         Beginning     Units      Units       Sub-       Ending       Unit            Ending
                           Units     Purchased  Redeemed    Accounts      Units       Value            Value
AIM V.I.Growth*              --           4          --         3,730      3,734    10.381707          38,767
AIM V.I.Government
Securities*                  --           4          --          --          4       9.920422              40

Alger American
Small Capitalization*        --           4          --          --          4      10.855718              44
Alger American Growth*       --           4          --        3,085        3,089   10.522808          32,507

MFS VIT Emerging
Growth*                      --           4          --        1,675        1,679   10.545528          17,711
MFS VIT Growth
with Income*                 --           4          --          926         930    10.285514           9,563

PIMCO Long-Term U.S.
Gov't. Bond*                 --           4          --          --          4       9.907022              40

Touchstone Small Cap
Value*                       --           4          --          --          4      10.503649              42
Touchstone Emerging
Growth                     28,741       4,555       (150)     (1,001)     32,145    11.240487          361,320
Touchstone
International Equity        9,911       5,484       (183)      1,296      16,508    10.922019          180,305
Touchstone Income
Opportunity                18,594       8,728       (228)       (201)     26,893     8.474720          227,908
Touchstone High Yield*       --           4           --         --          4       9.893266               40
Touchstone Value Plus       1,566         974         --       1,105       3,645    11.168844           40,704
Touchstone
Growth & Income            24,000      10,275       (213)      1,109      35,171    11.052011          388,713
Touchstone
Enhanced 30*                 --           4           --          --          4     10.277201               41
Touchstone Balanced        14,419      13,931       (185)       2,240     30,405    10.723030          326,033
Touchstone Bond            10,275       9,263       (128)       2,367     21,777    10.311767          224,562
Touchstone Standby
Income                      9,529       4,686        (37)      (5,044)     9,134    10.539621           96,264
                                                                                                     ---------
Total -Touchstone Select Variable Annuity - Death Benefit Option 1                                   1,944,604
                                                                                                     =========

21

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2

                                                          Transfers
                                                           Between
                        Beginning     Units      Units       Sub-       Ending       Unit            Ending
                         Units     Purchased   Redeemed    Accounts      Units       Value            Value
AIM V.I. Growth *         --          53         (122)      31,530     31,461    10.380473         326,576
AIM V.I. Government
Securities*               --           3          (5)         797        795      9.919245           7,887

Alger American
Small Capitalization*     --           3          --          --          3      10.854429              33
Alger American
Growth*                   --          101        (228)      39,455     39,328    10.521560         413,793

MFS VIT Emerging
Growth*                   --          99         (63)        6,801      6,837    10.544278          72,089
MFS Growth
with Income*              --          77         (187)      27,692     27,582    10.284293         283,660

PIMCO Long-Term
U.S. Gov't. Bond*         --          29          (7)        3,378      3,400     9.905843          33,675

Touchstone Small Cap
Value*                    --           3          --          --          3      10.502400              31
Touchstone Emerging
Growth                55,818      34,483        (793)      (10,961)    78,547    11.225685         881,756
Touchstone
lnternational Equity  56,762      23,315        (884)      (17,532)    61,661    10.907665         672,582
Touchstone Income
Opportunity           57,519      19,955        (772)      (15,450)    61,252     8,463554         518,406
Touchstone High Yield*    --           3          --            --      3         9.892090              30
Touchstone
Value Plus            14,257      12,919        (256)        2,690     29,610    11.156041         330,325
Touchstone
Growth & Income       97,264      42,135      (1,490)      (19,971)    117,938   11.037960       1,301,791
Touchstone
Enhanced 30*              --           3          --           253         256   10.275982           2,635
Touchstone Balanced   77,704      17,776      (1,513)      (16,268)     77,699   10.708909         832,073
Touchstone Bond       63,396      13,176      (5,959)        1,525      72,138   10.298796         742,938
Touchstone Standby
Income                23,666       5,109        (723)        2,020      30,072   10.525745         316,532
                                                                                                  ---------
Total - Touchstone Select Variable Annuity - Death Benefit Option 2                               6,736,812
                                                                                                  =========


*  Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American
   Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond, Touchstone Small
   Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

22



TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3

                                                        Transfers
                                                         Between
                     Beginning     Units      Units        Sub-       Ending       Unit            Ending
                       Units     Purchased  Redeemed     Accounts      Units       Value            Value
AIM V.I. Growth*         --           3          (4)        5,144      5,143    10.379240          53,381
AIM V.I. Government
Securities*              --           4          (5)        5,551      5,550     9.918064          55,041

Alger American
Small Capitalization*    --           2          (3)        4,179      4,178    10.853142          45,346
Alger American
Growth*                  --           3          (4)       14,599     14,598    10.520314         153,573

MFS VIT Emerging
Growth*                  --           2          (3)        4,511      4,510    10.543023          47,553
MFS VIT Growth
with Income*             --           3          (3)        1,918      1,918    10.283070          19,723

PIMCO Long-Term
U.S. Gov't. Bond*        --           3          (5)        5,600      5,598     9.904667          55,450

Touchstone Small Cap
Value*                   --           3          (3)        2,093      2,093    10.501155          21,978
Touchstone Emerging
Growth                23,219       9,163        (127)     (11,143)     21,112   11.210914         236,685
Touchstone
International Equity  29,122      10,010        (307)      (1,804)     37,021   10.893302         403,276
Touchstone Income
Opportunity           48,384      14,503        (575)     (21,766)     40,546    8.452407         342,710
Touchstone High Yield*    --           2          (5)       5,248       5,245    9.890911          51,880
Touchstone Value Plus    117         --           (8)      11,574      11,683   11.143256         130,186
Touchstone
Growth & Income       46,256      13,767        (622)      (5,490)     53,911   11.021593         594,181
Touchstone
Enhanced 30*              --           3          (5)        3,652      3,650   10.274761          37,506
Touchstone Balanced   49,859      12,232        (858)       (5,482)    55,751   10.694824         596,249
Touchstone Bond       40,070       7,881        (323)       (8,781)    38,847   10.283914         399,496
Touchstone Standby
Income                16,910       3,093        (124)       (1,071)    18,808   10.511888         197,712

Total - Touchstone Select Variable Annuity - Death Benefit Option 3                             3,441,926
                                                                                             ============
                  TOTAL                                                                      $248,692,391
                                                                                             ============




SUPPLEMENTARY INFORMATION: CHANGE IN ACCOUNTANTS
For 1998 and for previous years, PricewaterhouseCoopers LLP and its predecessor ("PWC") served as independent public accountant for the Western-Southern Life Assurance Company Separate Accounts. Subsequent to PWC's completion of the 1998 fiscal year audit the Board of Directors of the Western-Southern Life Assurance Company and its Separate Accounts elected to terminate the engagement with PWC and selected Ernst & Young LLP as independent public accountant for the Western-Southern Life Assurance Company Separate Accounts. The Board's selection of Ernst & Young LLP did not result from any dispute between the Western-Southern Life Assurance Company Separate Accounts and PWC, and PWC's reports for the last two years did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There was no disagreement between PWC and the Western-Southern Life Assurance Company Separate Accounts on any matter of accounting principals, practices, financial statement disclosure or auditing scope of procedure.
23